Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Feb. 02, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000075469
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 10,364	$ 10,264	$ 10,113	$ 9,876	$ 9,777	$ 9,609	$ 9,886	$ 9,804	$ 9,968	$ 10,013	$ 9,612	$ 9,155	$ 9,342	$ 9,646	$ 9,740	$ 9,752	$ 9,772	$ 9,858	$ 9,820	$ 9,628	$ 9,892	$ 9,564	$ 9,645	$ 9,283	$ 9,412	$ 9,947	$ 10,224	$ 9,995	$ 10,169	$ 10,079	$ 10,399	$ 10,663	$ 10,744	$ 10,872	$ 10,888	$ 10,888	$ 10,928	$ 10,953	$ 10,953	$ 10,959	$ 10,966	$ 11,003	$ 10,953	$ 10,979	$ 11,035	$ 11,019	$ 11,003	$ 10,940	$ 10,940	$ 10,932	$ 10,936	$ 10,949	$ 10,976	$ 10,902	$ 10,828	$ 10,825	$ 10,736	$ 10,693	$ 10,687	$ 10,680	$ 10,647	$ 10,630	$ 10,505	$ 10,473	$ 10,388	$ 10,257	$ 10,264	$ 10,127	$ 10,134	$ 10,050	$ 9,914	$ 9,838	$ 9,907	$ 9,963	$ 9,924	$ 9,938	$ 9,944	$ 9,906	$ 9,950	$ 9,890	$ 9,957	$ 10,031	$ 10,024	$ 10,046	$ 10,038	$ 10,059	$ 10,021	$ 9,983	$ 10,038	$ 9,986	$ 9,934	$ 9,946	$ 9,902	$ 9,907	$ 9,956	$ 10,068	$ 10,045	$ 10,008	$ 10,000	$ 10,000	$ 9,944	$ 9,944	$ 9,923	$ 9,902	$ 9,882	$ 9,798	$ 9,816	$ 9,848	$ 9,852	$ 9,800	$ 9,832	$ 9,808	$ 9,850	$ 9,850	$ 9,824	$ 9,804		$ 9,790	$ 9,818	$ 9,832	$ 9,778	$ 9,725
C000075470
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 9,864	9,775	9,637	9,417	9,329	9,175	9,444	9,373	9,535	9,585	9,208	8,767	8,960	9,257	9,354	9,372	9,397	9,485	9,455	9,276	9,535	9,225	9,317	8,965	9,097	9,619	9,894	9,671	9,845	9,765	10,090	10,346	10,430	10,562	10,585	10,592	10,639	10,669	10,685	10,691	10,712	10,748	10,706	10,746	10,807	10,791	10,783	10,728	10,743	10,742	10,754	10,773	10,800	10,742	10,676	10,672	10,590	10,555	10,564	10,564	10,539	10,528	10,404	10,388	10,310	10,187	10,200	10,070	10,076	10,000	9,871	9,809	9,884	9,947	9,915	9,928	9,940	9,916	9,967	9,906	9,986	10,066	10,066	10,094	10,092	10,120	10,088	10,056	10,118	10,072	10,018	10,045	10,005	10,017	10,073	10,185	10,176	10,144	10,142	10,149	10,098	10,104	10,089	10,075	10,059	9,981	10,005	10,044	10,054	10,008	10,047	10,029	10,078	10,085	10,057	10,050		10,042	10,076	10,097	10,048	10,000
C000152123
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,883	10,775	10,622	10,361	10,254	10,075	10,371	10,274	10,443	10,487	10,064	9,583	9,776	10,099	10,186	10,196	10,214	10,309	10,258	10,054	10,327	9,991	10,073	9,692	9,816	10,379	10,656	10,415	10,593	10,496	10,835	11,098	11,179	11,309	11,323	11,321	11,368	11,382	11,387	11,383	11,395	11,423	11,368	11,391	11,454	11,427	11,407	11,339	11,344	11,325	11,326	11,344	11,361	11,282	11,211	11,196	11,101	11,054	11,044	11,043	10,998	10,985	10,845	10,809	10,726	10,588	10,592	10,440	10,445	10,356	10,213	10,133	10,202	10,259	10,218	10,223	10,228	10,195	10,231	10,168	10,235	10,310	10,301	10,329	10,318	10,330	10,297	10,255	10,309	10,253	10,198	10,216	10,160	10,164	10,211	10,325	10,307	10,260	10,257	10,248	10,189	10,187	10,164	10,141	10,117	10,030	10,047	10,076	10,077	10,022	10,051	10,031	10,077	10,075	10,039	10,023	$ 10,000
C000016427
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 10,913	10,806	10,645	10,393	10,287	10,110	10,398	10,310	10,481	10,526	10,103	9,612	9,816	10,133	10,230	10,240	10,260	10,347	10,306	10,102	10,377	10,031	10,114	9,733	9,867	10,424	10,712	10,471	10,650	10,555	10,888	11,162	11,244	11,376	11,391	11,389	11,429	11,452	11,451	11,455	11,460	11,497	11,442	11,467	11,523	11,504	11,485	11,417	11,423	11,404	11,406	11,425	11,443	11,364	11,293	11,279	11,184	11,138	11,129	11,128	11,083	11,071	10,931	10,896	10,813	10,675	10,679	10,527	10,532	10,443	10,300	10,227	10,296	10,353	10,303	10,315	10,319	10,278	10,322	10,258	10,325	10,399	10,390	10,418	10,407	10,419	10,385	10,343	10,398	10,341	10,277	10,296	10,240	10,243	10,291	10,405	10,386	10,338	10,334	10,332	10,271	10,269	10,245	10,221	10,198	10,109	10,118	10,156	10,150	10,102	10,126	10,099	10,146	10,145	10,108	10,092		10,069	10,102	10,114	10,057	10,000
C000075471
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,092,531	1,081,729	1,066,429	1,041,157	1,030,473	1,011,729	1,041,470	1,031,763	1,048,798	1,054,205	1,011,785	962,536	982,888	1,014,598	1,024,300	1,024,437	1,027,190	1,035,957	1,030,914	1,011,338	1,038,009	1,004,189	1,012,500	974,275	986,844	1,043,500	1,071,522	1,047,282	1,065,279	1,055,675	1,089,864	1,117,306	1,124,673	1,137,896	1,139,386	1,139,201	1,144,020	1,145,505	1,146,147	1,145,770	1,147,068	1,149,887	1,144,396	1,147,681	1,153,235	1,150,498	1,148,586	1,141,728	1,142,288	1,141,200	1,141,383	1,142,374	1,145,006	1,137,059	1,129,130	1,128,509	1,118,177	1,114,337	1,113,407	1,112,499	1,108,857	1,106,826	1,092,822	1,090,093	1,081,008	1,067,195	1,067,645	1,053,199	1,052,955	1,044,062	1,029,712	1,022,430	1,029,348	1,035,000	1,030,015	1,031,232	1,031,676	1,028,350	1,031,960	1,025,584	1,032,314	1,039,794	1,038,878	1,041,628	1,040,561	1,041,693	1,038,294	1,033,998	1,039,483	1,033,794	1,028,140	1,029,937	1,024,305	1,024,605	1,029,355	1,040,685	1,038,751	1,034,623	1,033,430	1,033,150	1,027,051	1,026,855	1,024,484	1,022,115	1,019,757	1,010,928	1,011,850	1,015,612	1,015,090	1,010,291	1,012,613	1,009,959	1,014,723	1,014,517	1,010,823	1,009,226		1,007,631	1,010,215	1,011,398	1,005,686	1,000,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,412	11,305	11,116	11,404	11,300	11,462	11,493	11,070	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,519	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,684	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295		10,393	10,179	10,170	10,098	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,412	11,305	11,116	11,404	11,300	11,462	11,493	11,070	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,519	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,684	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295		10,393	10,179	10,170	10,098	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,551	11,398	11,237	10,980	10,877	10,696	10,973	10,873	11,028	11,059	10,651	10,190	10,353	10,623	10,691	10,699	10,737	10,855	10,790	10,522	10,802	10,479	10,527	10,153	10,287	10,751	11,064	10,800	10,972	10,902	11,332	11,656	11,787	12,047	12,078	12,042	12,045	12,150	12,174	12,039	11,955	11,916	11,823	11,972	12,148	12,235	12,218	12,100	12,154	12,161	12,260	12,079	12,004	11,948	11,739	11,809	11,600	11,381	11,389	11,395	11,360	11,421	11,133	11,108	10,971	10,779	10,777	10,573	10,580	10,468	10,280	10,219	10,300	10,367	10,300	10,298	10,311	10,238	10,314	10,249	10,347	10,467	10,419	10,433	10,427	10,477	10,384	10,339	10,349	10,270	10,192	10,197	10,129	10,109	10,095	10,340	10,419	10,425	10,437	10,372	10,189	10,186	10,147	10,055	9,984	9,848	9,880	9,907	9,905	9,838	9,853	9,785	9,892	9,916	9,952	9,906	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,412	11,305	11,116	11,404	11,300	11,462	11,493	11,070	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,519	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,684	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295		10,393	10,179	10,170	10,098	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,200,448	1,184,587	1,167,806	1,141,152	1,130,450	1,111,605	1,140,410	1,129,976	1,146,169	1,149,325	1,106,952	1,058,994	1,075,974	1,104,029	1,111,126	1,111,901	1,115,881	1,128,165	1,121,369	1,093,589	1,122,615	1,089,110	1,094,045	1,055,238	1,069,085	1,117,362	1,149,853	1,122,427	1,140,316	1,133,011	1,177,702	1,211,356	1,225,023	1,251,996	1,255,208	1,251,505	1,251,850	1,262,783	1,265,192	1,251,202	1,242,472	1,238,426	1,228,719	1,244,256	1,262,487	1,271,604	1,269,854	1,257,515	1,263,155	1,263,848	1,274,133	1,255,381	1,247,523	1,241,742	1,220,054	1,227,276	1,205,577	1,182,814	1,183,639	1,184,242	1,180,686	1,187,008	1,157,027	1,154,488	1,140,170	1,120,283	1,119,996	1,098,895	1,099,532	1,087,978	1,068,351	1,062,011	1,070,470	1,077,408	1,070,520	1,070,265	1,071,583	1,063,989	1,071,962	1,065,131	1,075,324	1,087,853	1,082,883	1,084,275	1,083,647	1,088,833	1,079,153	1,074,529	1,075,612	1,067,396	1,059,222	1,059,778	1,052,703	1,050,641	1,049,161	1,074,579	1,082,862	1,083,497	1,084,737	1,077,922	1,058,896	1,058,624	1,054,576	1,044,988	1,037,627	1,023,542	1,026,860	1,029,580	1,029,409	1,022,493	1,023,963	1,016,894	1,028,104	1,030,586	1,034,297	1,029,516		1,039,288	1,017,943	1,016,992	1,009,828	1,000,000
DWS Index: Bloomberg GNMA Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index
Account Value	$ 11,380	11,271	11,105	10,842	10,732	10,545	10,837	10,723	10,900	10,953	10,512	10,012	10,207	10,533	10,610	10,607	10,639	10,722	10,661	10,464	10,733	10,391	10,471	10,092	10,178	10,728	11,073	10,727	10,924	10,800	11,161	11,437	11,503	11,644	11,655	11,660	11,698	11,722	11,733	11,698	11,702	11,741	11,700	11,728	11,795	11,815	11,794	11,774	11,773	11,774	11,781	11,810	11,826	11,813	11,742	11,555	11,451	11,396	11,381	11,383	11,335	11,334	11,243	11,208	11,118	10,981	10,991	10,847	10,854	10,766	10,572	10,481	10,560	10,622	10,566	10,566	10,557	10,478	10,521	10,453	10,540	10,657	10,633	10,649	10,654	10,665	10,602	10,555	10,608	10,543	10,492	10,496	10,450	10,462	10,464	10,629	10,643	10,616	10,599	10,576	10,507	10,494	10,482	10,455	10,421	10,302	10,295	10,303	10,285	10,227	10,230	10,172	10,246	10,257	10,236	10,195		10,206	10,160	10,151	10,098	10,000
DWS Index: Bloomberg GNMA Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index
Account Value	$ 11,380	11,271	11,105	10,842	10,732	10,545	10,837	10,723	10,900	10,953	10,512	10,012	10,207	10,533	10,610	10,607	10,639	10,722	10,661	10,464	10,733	10,391	10,471	10,092	10,178	10,728	11,073	10,727	10,924	10,800	11,161	11,437	11,503	11,644	11,655	11,660	11,698	11,722	11,733	11,698	11,702	11,741	11,700	11,728	11,795	11,815	11,794	11,774	11,773	11,774	11,781	11,810	11,826	11,813	11,742	11,555	11,451	11,396	11,381	11,383	11,335	11,334	11,243	11,208	11,118	10,981	10,991	10,847	10,854	10,766	10,572	10,481	10,560	10,622	10,566	10,566	10,557	10,478	10,521	10,453	10,540	10,657	10,633	10,649	10,654	10,665	10,602	10,555	10,608	10,543	10,492	10,496	10,450	10,462	10,464	10,629	10,643	10,616	10,599	10,576	10,507	10,494	10,482	10,455	10,421	10,302	10,295	10,303	10,285	10,227	10,230	10,172	10,246	10,257	10,236	10,195		10,206	10,160	10,151	10,098	10,000
DWS Index: Bloomberg GNMA Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index
Account Value	$ 11,150	11,043	10,880	10,623	10,515	10,332	10,618	10,507	10,679	10,731	10,300	9,810	10,001	10,320	10,395	10,392	10,424	10,505	10,445	10,253	10,516	10,181	10,260	9,888	9,972	10,511	10,849	10,510	10,703	10,582	10,935	11,205	11,270	11,409	11,419	11,424	11,461	11,485	11,495	11,461	11,465	11,503	11,463	11,491	11,556	11,576	11,556	11,535	11,535	11,536	11,542	11,571	11,587	11,574	11,504	11,321	11,219	11,165	11,150	11,153	11,106	11,105	11,016	10,982	10,893	10,758	10,769	10,628	10,634	10,548	10,358	10,269	10,346	10,407	10,353	10,352	10,344	10,266	10,309	10,242	10,327	10,441	10,418	10,434	10,439	10,449	10,388	10,341	10,393	10,330	10,280	10,284	10,239	10,251	10,253	10,414	10,428	10,401	10,385	10,362	10,294	10,282	10,270	10,243	10,210	10,093	10,087	10,095	10,077	10,020	10,023	9,967	10,039	10,050	10,029	9,989	$ 10,000
DWS Index: Bloomberg GNMA Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index
Account Value	$ 11,380	11,271	11,105	10,842	10,732	10,545	10,837	10,723	10,900	10,953	10,512	10,012	10,207	10,533	10,610	10,607	10,639	10,722	10,661	10,464	10,733	10,391	10,471	10,092	10,178	10,728	11,073	10,727	10,924	10,800	11,161	11,437	11,503	11,644	11,655	11,660	11,698	11,722	11,733	11,698	11,702	11,741	11,700	11,728	11,795	11,815	11,794	11,774	11,773	11,774	11,781	11,810	11,826	11,813	11,742	11,555	11,451	11,396	11,381	11,383	11,335	11,334	11,243	11,208	11,118	10,981	10,991	10,847	10,854	10,766	10,572	10,481	10,560	10,622	10,566	10,566	10,557	10,478	10,521	10,453	10,540	10,657	10,633	10,649	10,654	10,665	10,602	10,555	10,608	10,543	10,492	10,496	10,450	10,462	10,464	10,629	10,643	10,616	10,599	10,576	10,507	10,494	10,482	10,455	10,421	10,302	10,295	10,303	10,285	10,227	10,230	10,172	10,246	10,257	10,236	10,195		10,206	10,160	10,151	10,098	10,000
DWS Index: Bloomberg GNMA Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index
Account Value	$ 1,137,974	$ 1,127,100	$ 1,110,487	$ 1,084,193	$ 1,073,213	$ 1,054,534	$ 1,083,673	$ 1,072,338	$ 1,089,957	$ 1,095,252	$ 1,051,244	$ 1,001,219	$ 1,020,723	$ 1,053,277	$ 1,060,969	$ 1,060,661	$ 1,063,897	$ 1,072,187	$ 1,066,094	$ 1,046,439	$ 1,073,277	$ 1,039,132	$ 1,047,135	$ 1,009,245	$ 1,017,760	$ 1,072,836	$ 1,107,259	$ 1,072,736	$ 1,092,361	$ 1,080,017	$ 1,116,120	$ 1,143,662	$ 1,150,263	$ 1,164,428	$ 1,165,481	$ 1,165,994	$ 1,169,760	$ 1,172,223	$ 1,173,272	$ 1,169,767	$ 1,170,176	$ 1,174,083	$ 1,169,964	$ 1,172,798	$ 1,179,453	$ 1,181,534	$ 1,179,441	$ 1,177,353	$ 1,177,272	$ 1,177,384	$ 1,178,058	$ 1,181,024	$ 1,182,580	$ 1,181,287	$ 1,174,166	$ 1,155,454	$ 1,145,100	$ 1,139,592	$ 1,138,050	$ 1,138,285	$ 1,133,488	$ 1,133,428	$ 1,124,318	$ 1,120,833	$ 1,111,804	$ 1,098,051	$ 1,099,090	$ 1,084,716	$ 1,085,372	$ 1,076,590	$ 1,057,224	$ 1,048,106	$ 1,056,005	$ 1,062,233	$ 1,056,628	$ 1,056,585	$ 1,055,721	$ 1,047,803	$ 1,052,139	$ 1,045,349	$ 1,054,020	$ 1,065,702	$ 1,063,262	$ 1,064,933	$ 1,065,438	$ 1,066,506	$ 1,060,233	$ 1,055,495	$ 1,060,787	$ 1,054,312	$ 1,049,193	$ 1,049,610	$ 1,045,027	$ 1,046,230	$ 1,046,431	$ 1,062,919	$ 1,064,342	$ 1,061,585	$ 1,059,921	$ 1,057,624	$ 1,050,690	$ 1,049,396	$ 1,048,218	$ 1,045,485	$ 1,042,090	$ 1,030,166	$ 1,029,512	$ 1,030,331	$ 1,028,490	$ 1,022,734	$ 1,022,951	$ 1,017,235	$ 1,024,603	$ 1,025,706	$ 1,023,621	$ 1,019,534		$ 1,020,647	$ 1,016,041	$ 1,015,116	$ 1,009,808	$ 1,000,000